ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 819,698	$ 1,945,719
Less: allowances for doubtful accounts	(4,373)	(212,413)
Accounts receivable, net	$ 815,325	$ 1,733,306